Supplementary Information to the Statement of Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Research and development costs	$ 1,451,549	¥ 119,027,000	¥ 110,553,000	¥ 109,346,000
Advertising costs	132,622	10,875,000	10,858,000	9,130,000
Shipping and handling costs	$ 278,415	¥ 22,830,000	¥ 19,935,000	¥ 17,212,000